7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	3,075,000	2,975,000	2,975,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.90	$ 1.47	$ 1.47
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	850,000	3,025,000	700,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.74	$ 2.97	$ 3.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	(700,000)	(2,875,000)	(700,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 3.00	$ 1.49	$ 3.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	(50,000)	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 3.00	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	3,225,000	3,075,000	2,975,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.84	$ 2.90	$ 1.47
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2.84	2.90	1.47
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 3,025,000	$ 2,975,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 10 months 20 days	3 years 6 months 21 days	6 months 29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.49	$ 1.32	$ 0.32